Share based compensation - Fair Value of Equity Settled Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 17, 2023	Sep. 01, 2022	Aug. 11, 2021
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility	59.00%	76.00%	57.00%
Expected dividend rate	0.00%	0.00%	0.00%
Risk-free rate, minimum	4.30%	3.40%	0.50%
Risk-free rate, maximum	4.80%	3.50%	0.80%
Expected life after vesting	3 years 3 months 18 days	3 years 6 months	2 years
Share price at valuation date (in USD per share)				$ 6.19		$ 1.40
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility		81.00%
Expected dividend rate		0.00%
Risk-free rate		3.54%
Share price at valuation date (in USD per share)					$ 3.96